Income Tax / Deferred Tax - Deferred Income Tax Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	$ 1,400
Tax inflation adjustment in Argentina		$ 834	$ 477
Balance, period end	88	1,400
Future deductible differences [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	68	82	691
Variance of nondeductible unpaid intercompany balances	1,228		(466)
Nondeductible impact of vessel impairment			(642)
Changes in income tax rate			80
Other	(71)	(14)	419
Future deductible CPI adjusted tax depreciations	0	0
Tax inflation adjustment in Argentina	(80)
Reclassification to Deferred Tax Liabilities	(1,057)
Balance, period end	88	68	82
Tax loss carry-forward [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	1,332	0	0
Variance of nondeductible unpaid intercompany balances	0		0
Nondeductible impact of vessel impairment			0
Changes in income tax rate			0
Other	0	0	0
Future deductible CPI adjusted tax depreciations	(1,332)	1,332
Tax inflation adjustment in Argentina	0
Reclassification to Deferred Tax Liabilities	0
Balance, period end	0	1,332	0
Total Deferred Income Tax Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, period start	1,400	82	691
Variance of nondeductible unpaid intercompany balances	1,228		(466)
Nondeductible impact of vessel impairment			(642)
Changes in income tax rate			80
Other	(71)	(14)	419
Future deductible CPI adjusted tax depreciations	(1,332)	1,332
Tax inflation adjustment in Argentina	(80)
Reclassification to Deferred Tax Liabilities	(1,057)
Balance, period end	$ 88	$ 1,400	$ 82